Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Oct. 31, 2025	Jan. 31, 2025
2025 Bridge Notes [Member]
Subsequent Events (Details) [Line Items]
Percentage of original issue discount convertible promissory note	10.00%
Potential total funding amount	$ 1,000,000
Net proceeds	$ 250,000
Term of debt	18 months
Repayments of debt	$ 275,000
Debt instrument, convertible, conversion price (in Dollars per share)	$ 0.15
Series X Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)		12,074
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Sale of Stock, Consideration Received on Transaction		$ 100,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)		4,000